Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The components of property, plant and equipment, and the related accumulated depreciation for the Predecessor and Successor periods were as follows:

	Successor		Predecessor
	March 31, 2014	December 31, 2013	December 31, 2012
	(in millions)
Land	$265	$265	$330
Network equipment, site costs and related software	14,902	13,524	37,692
Buildings and improvements	745	725	4,893
Non-network internal use software, office equipment and other	866	794	1,860
Construction in progress	1,970	2,677	3,123
Less: accumulated depreciation	(2,449)	(1,821)	(34,291)
Property, plant and equipment, net	$16,299	$16,164	$13,607